Annual Fund Operating Expenses	Oct. 31, 2024
HSBC U.S. Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.14%	[1]
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.49%	[1]
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	0.49%	[1]
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.04%	[1]
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.14%	[1]
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	0.14%	[1]
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.14%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.29%	[1]
Fee Waiver or Reimbursement	0.10%	[2]
Net Expenses (as a percentage of Assets)	0.19%	[1]
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.14%	[1]
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.34%	[1]
Fee Waiver or Reimbursement	0.13%	[2]
Net Expenses (as a percentage of Assets)	0.21%	[1]
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.14%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.29%	[1]
Fee Waiver or Reimbursement	0.10%	[2]
Net Expenses (as a percentage of Assets)	0.19%	[1]
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.14%	[1]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.24%	[1]
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	0.24%	[1]
HSBC U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement		[3]
Net Expenses (as a percentage of Assets)	0.50%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	0.01%	[3]
Net Expenses (as a percentage of Assets)	0.14%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.12%	[3]
Net Expenses (as a percentage of Assets)	0.18%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.15%	[3]
Net Expenses (as a percentage of Assets)	0.20%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.12%	[3]
Net Expenses (as a percentage of Assets)	0.18%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement		[3]
Net Expenses (as a percentage of Assets)	0.25%
HSBC Radiant U.S. Smaller Companies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
HSBC Radiant U.S. Smaller Companies Fund | HSBC Radiant U.S. Smaller Companies Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	6.64%
Other Expenses (as a percentage of Assets):	6.89%
Expenses (as a percentage of Assets)	7.49%
Fee Waiver or Reimbursement	6.04%	[4]
Net Expenses (as a percentage of Assets)	1.45%
HSBC Radiant U.S. Smaller Companies Fund Class I
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
HSBC Radiant U.S. Smaller Companies Fund Class I | HSBC Radiant U.S. Smaller Companies Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.45%
Expenses (as a percentage of Assets)	5.05%
Fee Waiver or Reimbursement	4.15%	[5]
Net Expenses (as a percentage of Assets)	0.90%

[1]	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent annual report and financial highlights. The expense ratio in the financial highlights reflects the operating expenses of the Fund and does not include indirect expenses associated with the Fund’s investments in other money market funds (acquired fund fees and expenses). Without acquired fund fees and expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would have been 0.48%, 0.13%, 0.18%, 0.20%, 0.18% and 0.23% for Class A Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares, Class P Shares and Class Y Shares, respectively.
[2]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) to an annual rate of 0.14%, 0.18%, 0.20% and 0.18% for Class I Shares, Intermediary Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2026. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.
[3]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.14%, 0.18%, 0.20% and 0.18% for Class I Shares, Intermediary Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2026. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.
[4]	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.45% for Class A Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2026. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.
[5]	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 0.90% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2026. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.